Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of U.S. dollar exchange rates
	2022	2021	2020

At December 31, 1 U.S. $ =	NIS 3.519	NIS 3.110	NIS 3.215
Increase (decrease) during the year	13.15%	(3.27)%	(6.97)%

Schedule of annual depreciation rates
%
Computers	33.33
Office furniture and equipment	7
Leasehold improvements	16.67
Laboratory equipment	15-30

Schedule of computing income (loss) per share and the effect on income (loss)
(in thousands except share and per share data)	Year ended December 31,
Basic and diluted (loss) per share:	2022	2021	2020
(Loss) from continuing operations	$(31,060)	$(14,468)	$(11,824)

	$(31,060)	$(14,468)	$(11,824)

Number of common shares at the beginning of the year	18,331,507	14,587,934	10,334,126
Weighted average number of shares issued for cash	-	2,485,245	2,603,763
Weighted average number of stock options exercised	13,015	16,715	21,749
Weighted average number of restricted stock units vested	50,364	-	-
Weighted average number of warrants exercised	-	769,819	209,570
Number of shares used in per share computation	18,394,886	17,859,713	13,169,208

Basic and diluted net (loss) per share	$(1.69)	$(0.81)	$(0.90)